9. Pro Forma Consolidated Statements of Operations (2016-06-30 Note)	6 Months Ended
Jun. 30, 2016
Business Combinations [Abstract]
Pro Forma Consolidated Statements of Operations

The basis of the following unaudited pro forma consolidated statements of operations of the Company is as if the acquisition of Perfecular by Focus had occurred on January 1, 2015. The pro forma consolidated statements of operations were derived from Focus and Perfecular’s the statements of operations for the three and six months ended June 30, 2015.

The pro forma consolidated statements of operations do not necessarily reflect what the consolidated company’s financial condition or results of operations would have been had the acquisition occurred on the dates indicated. They also may not be useful in predicting the future financial condition and results of operations of the consolidated company. The actual financial position and results of operations may differ significantly from the pro forma amounts reflected herein due to a variety of factors.

FOCUS UNIVERSAL INC.

PRO FORMA CONSOLIDATING STATEMENTS OF OPERATIONS

FOR THREE MONTHS ENDED JUNE 30, 2015

	FOCUS UNIVERSAL INC.	PERFECULAR INC.	PRO FORMA
	HISTORICAL	HISTORICAL	ADJUSTMENTS	TOTALS

Revenue	$2,008	$112,261	$–	$114,269

Cost of Revenue	2,025	10,944	–	12,969

Gross Profit (Loss)	(17)	101,317	–	101,300

Operation Expenses:
Compensation - officers	–	–	30,000	30,000
General and administrative	21,639	42,252	(10,000)	53,891
Professional fees	13,048	11,800	–	24,848
Research and development	–	76,375	(30,000)	46,375
Total Operating Expenses	34,687	130,427	(10,000)	155,114

Loss from Operations	(34,704)	(29,110)	10,000	(53,814)

Other Income (Expense):
Interest expense, net	(1,473)	(3,598)	–	(5,071)
Other income	10,000	–	(10,000)	–
Total Other (Expense) Income	8,527	(3,598)	(10,000)	(5,071)

Loss before income taxes	(26,177)	(32,708)	–	(58,885)

Income tax provision	–	–	–	–

Net Loss	$(26,177)	$(32,708)	$–	$(58,885)

FOCUS UNIVERSAL INC.

PRO FORMA CONSOLIDATING STATEMENTS OF OPERATIONS

FOR SIX MONTHS ENDED JUNE 30, 2015

	FOCUS UNIVERSAL INC.	PERFECULAR INC.	PRO FORMA
	HISTORICAL	HISTORICAL	ADJUSTMENTS	TOTALS

Revenue	$2,008	157,991	–	159,999

Cost of Revenue	3,725	26,831	–	30,556

Gross Profit (Loss)	(1,717)	131,160	–	129,443

Operation Expenses:
Compensation - officers	–	–	45,250	45,250
General and administrative	27,725	85,062	(10,000)	102,787
Professional fees	40,833	12,555	–	53,388
Research and development	–	233,850	(45,250)	188,600
Total Operating Expenses	68,558	331,467	(10,000)	390,025

Loss from Operations	(70,275)	(200,307)	10,000	(260,582)

Other Income (Expense):
Interest expense, net	(1,473)	(8,579)	–	(10,052)
Other income	10,000	–	(10,000)	–
Total Other (Expense) Income	8,527	(8,579)	(10,000)	(10,052)

Loss before income taxes	(61,748)	(208,886)	–	(270,634)

Income tax provision	–	–	–	–

Net Loss	$(61,748)	(208,886)	–	(270,634)

Pro Forma Consolidated Statements of Operations

The basis of the following unaudited pro forma consolidated statements of operations of the Company is as if the acquisition of Perfecular by Focus had occurred on April 1, 2015. The pro forma consolidated statements of operations were derived from Focus and Perfecular’s the statements of operations for the nine months ended December 31, 2015.

The pro forma consolidated statements of operations do not necessarily reflect what the consolidated company’s financial condition or results of operations would have been had the acquisition occurred on the dates indicated. They also may not be useful in predicting the future financial condition and results of operations of the consolidated company. The actual financial position and results of operations may differ significantly from the pro forma amounts reflected herein due to a variety of factors.

FOCUS UNIVERSAL INC. AND SUBSIDIARY

 UNAUDITED PRO FORMA CONSOLIDATED STATEMENT OF OPERATIONS

FOR NINE MONTHS ENDED DECEMBER 31, 2015

	FOCUS	PERFECULAR
	UNIVERSAL INC.	INC.	PRO FORMA
	HISTORICAL	HISTORICAL	ADJUSTMENTS	TOTAL

Revenue	$17,848	$366,939		$384,787

Cost of Revenue	6,075	115,874		121,949

Gross Profit (Loss)	11,773	251,065		262,838

Operation Expenses:
Compensation - officers	–	90,000		90,000
General and administrative	45,517	138,293		183,810
Professional fees	71,153	19,373		90,526
Research and development	–	113,451		113,451
Total Operating Expenses	116,670	361,117		477,787

Loss from Operations	(104,897)	(110,052)		(214,949)

Other Expense:
Interest expense, net	(3,918)	(4,679)		(8,597)
Other income	–	72,687		72,687
Other expense	–	(2,372)		(2,372)
Total Other Expense	(3,918)	65,636		61,718

Loss before income taxes	(108,815)	(44,416)		(153,231)

Income tax provision	800	800		1,600

Net Loss	$(109,615)	$(45,216)		$(154,831)

Pro Forma Consolidated Statements

The unaudited pro forma consolidated balance sheet and statements of operations reflects amounts as if the transactions, which concluded on December 30, 2015, had occurred on April 1, 2014 by and between Focus Universal Inc. (the “Company”) and Perfecular Inc. (“Perfecular”), a corporation incorporated under the laws of the State of California.

The information presented in the unaudited pro forma consolidated financial statements does not purport to represent what the financial position or results of operations would have been had the acquisition occurred as of April 1, 2014, nor is it indicative of future financial position or results of operations. You should not rely on this information as being indicative of the historical results that would have been achieved had the companies always been combined, or the future result that the consolidated company will experience after the Exchange Transaction is consummated.

The pro forma consolidated statements of operations do not necessarily reflect what the consolidated company’s financial condition or results of operations would have been had the acquisition occurred on the dates indicated. They also may not be useful in predicting the future financial condition and results of operations of the consolidated company. The actual financial position and results of operations may differ significantly from the pro forma amounts reflected herein due to variety of factors.

The pro forma adjustments are based upon available information and certain assumptions that the Company believes are reasonable under the circumstances. The unaudited pro forma financial statements should be read in conjunction with the accompanying notes and assumptions and the historical financial statements of the Company and Perfecular.

FOCUS UNIVERSAL INC. AND SUBSIDIARY

UNAUDITED PRO FORMA CONSOLIDATED BALANCE SHEET

AS OF DECEMBER 31, 2014

	FOCUS	PERFECULAR
	UNIVERSAL INC.	INC.		PRO FORMA
	HISTORICAL	HISTORICAL		ADJUSTMENTS	TOTAL
ASSETS
Current Assets:
Cash and cash equivalents	$136	$43,257			$43,393
Accounts receivable	–	40,281			40,281
Inventories	–	42,105			42,105
Prepaid expenses	6,846	1,048			7,894
Due from shareholder	–	394,872			394,872
Total Current Assets	6,982	521,563			528,545

Other Assets:
Deposits	–	1,590			1,590
Investment	11,688	–	(b)	(11,688)	–

Total Assets	$18,670	$523,153			$530,135

LIABILITIES AND STOCKHOLDERS' DEFICIT
Current Liabilities:
Accounts payable	$225	$265,508			$265,733
Accrued expense	–	14,309			14,309
Loan from related party	–	344,658			344,658
Customer deposit	–	35,663			35,663
Total Current Liabilities	225	660,138			660,363
Total Liabilities	225	660,138			660,363

Commitments and Contingencies

Stockholders' Deficit
Common stock, par value $0.001 per share, 75,000,000 shares authorized; 7,069,000 shares issued and outstanding	7,068	300,000	(a)	(300,000)	7,068
Additional paid-in capital	83,001	–			83,001
Accumulated deficit	(71,624)	(436,985)	(b)	288,312	(220,297)
Total stockholders' Deficit	18,445	(136,985)			(130,228)

Total Liabilities and Stockholders' Deficit	$18,670	$523,153			$530,135

Note - Pro Forma Adjustments:

(a) 300,000 common shares cancelled in respect to the agreement of merger.

(b) Eliminating accumulated deficit and net equity for consolidating purpose.

FOCUS UNIVERSAL INC. AND SUBSIDIARY

UNAUDITED PRO FORMA CONSOLIDATED STATEMENT OF OPERATIONS

FOR NINE MONTHS ENDED DECEMBER 31, 2014

	FOCUS	PERFECULAR
	UNIVERSAL INC.	INC.	PRO FORMA
	HISTORICAL	HISTORICAL	ADJUSTMENTS	TOTAL

Revenue	$20,150	$283,455		$303,605

Cost of Revenue	9,000	108,430		117,430

Gross Profit (Loss)	11,150	175,025		186,175

Operation Expenses:
General and administrative	59,920	132,642		192,562
Research and development	–	183,389		183,389
Total Operating Expenses	59,920	316,031		375,951

Loss from Operations	(48,770)	(141,006)		(189,776)

Other Expense:
Interest expense, net	–	(6,867)		(6,867)
Total Other Expense	–	(6,867)		(6,867)

Loss before income taxes	(48,770)	(147,873)		(196,643)

Income tax provision	–	800		800

Net Loss	$(48,770)	$(148,673)		$(197,443)